Property, Plant and Equipment - Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Cost	$ 1,258,827	$ 1,043,748
Less: Accumulated depreciation	265,046	140,450
Property, plant and equipment, net	993,781	903,298
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	331,500	214,431
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	334,180	273,682
Less: Accumulated depreciation	39,045	20,474
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	343,724	327,315
Less: Accumulated depreciation	146,299	81,832
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	4,987	4,804
Less: Accumulated depreciation	2,263	1,513
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	28,959	13,425
Less: Accumulated depreciation	9,709	3,251
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	215,477	210,091
Less: Accumulated depreciation	$ 67,730	$ 33,380